Supplement dated March 19, 2018, to the

Prospectus and Summary Prospectus dated May 1, 2017

Adviser: Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

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The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Portfolio, each dated May 1, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for the Portfolio. Accordingly, all references to Mr. Yang are deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, Statement of Additional Information for the Portfolio, each dated May 1, 2017; and the Statement of Additional Information supplement for the Portfolio dated March 19, 2018, which provide information that you should know about the Portfolio before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Portfolio toll-free 1-855-650-QGLD (7453). You may also write to The Gold Bullion Strategy Portfolio, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.

A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated March 19, 2018, to the

Statement of Additional Information dated May 1, 2017

_____________________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information dated May 1, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for the Portfolio. Accordingly, all references to Mr. Yang are deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, Statement of Additional Information for the Portfolio, each dated May 1, 2017; and the Prospectus and Summary Prospectus supplement for the Portfolio dated March 19, 2018, which provide information that you should know about the Portfolio before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Portfolio toll-free 1-855-650-QGLD (7453). You may also write to The Gold Bullion Strategy Portfolio, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.